U.S. Initial Public Offering on Nasdaq (Details) $ / shares in Units, $ in Millions			6 Months Ended
	Jun. 06, 2022 ILS (₪)	Jun. 06, 2022 USD ($)	Jun. 30, 2022 ILS (₪) shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 shares
U.S. Initial Public Offering on Nasdaq (Details) [Line Items]
Received gross proceeds amount	₪ 43,441,000	$ 13
Number of units			2,941,918
Public of per unit (in Dollars per share) | $ / shares				$ 4.13
Warrant exercisable description			(i) one ADS and (ii) one Warrant exercisable for one ADS over a limited period of 5-years from the issuance date at an exercise price of $5.00 (the warrants are subject to a cashless exercise mechanism upon under certain events) and
Number of pre-funded units			208,282
Public of per pre-funded unit (in Dollars per share) | $ / shares				$ 4.129
Pre-funded warrant exercisable description			(i) one pre-funded warrant exercisable for one ADS over unlimited period at an exercise price of $0.001 (the pre-funded warrants are subject to a cashless exercise mechanism upon under certain events) and (ii) one warrant exercisable for one ADS over a limited period of 5-years from the issuance date at an exercise price of $5.00 (the warrants are subject to a cashless exercise mechanism upon under certain events).
Issue ordinary shares				22,694,296	7,984,706
Purchase to additional shares			126,482
Public price per shares (in Dollars per share) | $ / shares				$ 4.129
Warrants exercisable shares			157,510
Exercise price (in Dollars per share) | $ / shares				5.16
Over a limited period			5 years
Over-allotment option has been expired			343,172
Warrants descriptions			As the Over-Allotment Option exercisable for ADS, Over-Allotment Option exercisable for pre-funded warrants and/or warrants and the Representative’s Warrant were granted to the underwriter as compensation for its underwriting services rendered in respect to the U.S. IPO, they were accounted for under IFRS 2 “Share-based Payment” in total amount of NIS 5, NIS 588 and NIS 461, respectively.
Share based pay (in New Shekels) | ₪			₪ 461
Expected dividend yield rate			0.00%
Expected volatility			52.92%
Warrants per share (in Dollars per share) | $ / shares				0.3508
Total incremental and direct issuance costs amounted (in New Shekels) | ₪			₪ 7,949
Allocated to warrants amount (in New Shekels) | ₪			723
Pre-funded warrants amount (in New Shekels) | ₪			₪ 7,226
Over Allotment Option [Member]
U.S. Initial Public Offering on Nasdaq (Details) [Line Items]
Purchase to additional shares			469,654
Warrants exercisable shares			469,654
Exercise price (in Dollars per share) | $ / shares				$ 0.001
Bottom of range [member]
U.S. Initial Public Offering on Nasdaq (Details) [Line Items]
Risk-free interest rate			2.16%
Top of range [member]
U.S. Initial Public Offering on Nasdaq (Details) [Line Items]
Risk-free interest rate			(3.11%)
Ordinary shares [member]
U.S. Initial Public Offering on Nasdaq (Details) [Line Items]
Issue ordinary shares				5